UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2010 - 06/30/2011

Credit Suisse Opportunity Funds

================= CREDIT SUISSE FLOATING RATE HIGH INCOME FUND =================

ABITIBIBOWATER INC.

Ticker:       ABH            Security ID:  003687209

Meeting Date: JUN 09, 2011   Meeting Type: Annual

Record Date:  APR 19, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Richard B. Evans         For       For          Management

1.2   Elect Director Richard D. Falconer      For       For          Management

1.3   Elect Director Richard Garneau          For       For          Management

1.4   Elect Director Jeffrey A. Hearn         For       For          Management

1.5   Elect Director Alain Rheaume            For       For          Management

1.6   Elect Director Paul C. Rivett           For       For          Management

1.7   Elect Director Michael S. Rousseau      For       For          Management

1.8   Elect Director David H. Wilkins         For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named Executive For       For          Management

      Officers' Compensation

4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAG7

Meeting Date: MAY 27, 2011   Meeting Type: Written Consent

Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Amendments                          For       Did Not Vote Management

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SMURFIT-STONE CONTAINER CORPORATION

Ticker:       SSCC           Security ID:  83272A104

Meeting Date: MAY 27, 2011   Meeting Type: Special

Record Date:  APR 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 9, 2011